Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Jan. 01, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

	Column B	Column C		Column D	Column E
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to other accounts	Deductions	Balance at End of Period
Year ended January 1, 2012:
Deferred income tax valuation allowance	$549	$354	$—	$—	$903
Year ended January 2, 2011:
Deferred income tax valuation allowance	$563	$(14)	$—	$—	$549
Year ended January 3, 2010:
Deferred income tax valuation allowance	$575	$(12)	$—	$—	$563